Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Strategic Trust
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Schwab U.S. TIPS ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. TIPS ETF
Class Name	Schwab U.S. TIPS ETF
Trading Symbol	SCHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. TIPS ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 6.85% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
which returned 7.01%. The fund does not seek to
track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US Treasury Inflation-Linked Bond Index
(Series-L)
SM
●
The difference in process between the fund and the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
caused
the fund to experience higher than normal reporting deviations from the Bloomberg US Treasury Inflation-Linked Bond Index
(Series-L)
SM
, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US Treasury Inflation-Linked Bond Index
(Series-L)
SM
, returns are consistent with expectations
■

Approximately two thirds of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (08/05/2010) 1,2	6.85%	1.05%	3.02%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	2.01%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	7.01%	1.12%	3.08%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.

Performance Inception Date	Aug. 05, 2010
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 14,631,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,984,990
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$14,631
Number of Holdings	49
Portfolio Turnover Rate (excludes in-kind transactions)	23%
Advisory Fees Paid by the Fund	$3,984,990
Weighted Average Maturity (Source: Aladdin)	7.1 Yrs
Weighted Average Duration (Source: Aladdin)	6.3 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab Short-Term U.S. Treasury ETF
Shareholder Report [Line Items]
Fund Name	Schwab Short-Term U.S. Treasury ETF
Class Name	Schwab Short-Term U.S. Treasury ETF
Trading Symbol	SCHO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term U.S. Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 5.10% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index which returned 5.17%. The fund does not seek to track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US Treasury 1-3 Year Index
●
The difference in process between the fund and the Bloomberg US Treasury 1-3 Year Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US Treasury 1-3 Year Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US Treasury 1-3 Year Index, returns are consistent with expectations
■

More than half of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (08/05/2010) 1,2	5.10%	1.72%	1.78%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	2.01%
Bloomberg US Treasury 1-3 Year Index	5.17%	1.75%	1.83%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Aug. 05, 2010
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 11,905,000,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 3,377,895
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$11,905
Number of Holdings	97
Portfolio Turnover Rate (excludes in-kind transactions)	67%
Advisory Fees Paid by the Fund	$3,377,895
Weighted Average Maturity (Source: Aladdin)	2.0 Yrs
Weighted Average Duration (Source: Aladdin)	1.9 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab Intermediate-Term U.S. Treasury ETF
Shareholder Report [Line Items]
Fund Name	Schwab Intermediate-Term U.S. Treasury ETF
Class Name	Schwab Intermediate-Term U.S. Treasury ETF
Trading Symbol	SCHR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Intermediate-Term U.S. Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 7.37% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index which returned 7.51%. The fund does not seek to track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US Treasury 3-10 Year Index
●
The difference in process between the fund and the Bloomberg US Treasury 3-10 Year Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US Treasury 3-10 Year Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US Treasury 3-10 Year Index, returns are consistent with expectations
■

Slightly more than half of the fund’s gains came from price appreciation. Coupon income generated by the fund’s holdings also contributed to fund performance, although to a smaller degree.
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (08/05/2010) 1,2	7.37%	-0.24%	1.64%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	2.01%
Bloomberg US Treasury 3-10 Year Index	7.51%	-0.19%	1.70%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Aug. 05, 2010
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 12,200,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,300,354
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets ( millions )	$12,200
Number of Holdings	102
Portfolio Turnover Rate (excludes in-kind transactions)	42%
Advisory Fees Paid by the Fund	$3,300,354
Weighted Average Maturity (Source: Aladdin)	5.6 Yrs
Weighted Average Duration (Source: Aladdin)	4.9 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab Long-Term U.S. Treasury ETF
Shareholder Report [Line Items]
Fund Name	Schwab Long-Term U.S. Treasury ETF
Class Name	Schwab Long-Term U.S. Treasury ETF
Trading Symbol	SCHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Long-Term U.S. Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 5.33% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index which returned 5.59%. The fund does not seek to track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US Long Treasury Index
●
The difference in process between the fund and the Bloomberg US Long Treasury Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US Long Treasury Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US Long Treasury Index, returns are consistent with expectations
■

Approximately three quarters of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019) 1,2	5.33%	-7.32%	-4.21%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	0.84%
Bloomberg US Long Treasury Index	5.59%	-7.23%	-4.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 10, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	T o obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,002,000,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 252,131
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,002
Number of Holdings	97
Portfolio Turnover Rate (excludes in-kind transactions)	19%
Advisory Fees Paid by the Fund	$252,131
Weighted Average Maturity (Source: Aladdin)	21.9 Yrs
Weighted Average Duration (Source: Aladdin)	13.9 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab U.S. Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Aggregate Bond ETF
Class Name	Schwab U.S. Aggregate Bond ETF
Trading Symbol	SCHZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 7.19% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index returned 7.30%.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US Aggregate Bond Index
●
The difference in process between the fund and the Bloomberg US Aggregate Bond Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US Aggregate Bond Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US Aggregate Bond Index, returns are consistent with expectations
■

Slightly more than half of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.
■

The fund held positions in TBAs, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date.
The fund’s average month-end position in these securities was 1.2%, with a minimum exposure of 0.9% and a maximum exposure of 1.6% over the period.
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (07/14/2011) 1,2	7.19%	-0.44%	1.93%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.

Performance Inception Date	Jul. 14, 2011
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 9,526,000,000
Holdings Count | Holding	11,735
Advisory Fees Paid, Amount	$ 2,636,488
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,526
Number of Holdings	11,735
Portfolio Turnover Rate (excludes in-kind transactions)	37%
Advisory Fees Paid by the Fund	$2,636,488
Weighted Average Maturity (Source: Aladdin)	8.0 Yrs
Weighted Average Duration (Source: Aladdin)	5.8 Yrs
Qualified Interest Income	93.25%
Business Interest Deduction (163j)	99.92%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments
Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab 1-5 Year Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab 1-5 Year Corporate Bond ETF
Class Name	Schwab 1-5 Year Corporate Bond ETF
Trading Symbol	SCHJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1-5 Year Corporate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 6.77% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index which returned 6.81%. The fund does not seek to track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US 1-5 Year Corporate Bond Index
●
The difference in process between the fund and the Bloomberg US 1-5 Year Corporate Bond Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US 1-5 Year Corporate Bond Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US 1-5 Year Corporate Bond Index, returns are consistent with expectations
■

Approximately two thirds of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019) 1,2	6.77%	2.20%	2.70%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	0.84%
Bloomberg US 1-5 Year Corporate Bond Index	6.81%	2.26%	2.77%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 10, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 674,000,000
Holdings Count | Holding	3,135
Advisory Fees Paid, Amount	$ 166,281
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$674
Number of Holdings (excludes derivatives)	3,135
Portfolio Turnover Rate (excludes in-kind transactions)	38%
Advisory Fees Paid by the Fund	$166,281
Weighted Average Maturity (Source: Aladdin)	2.9 Yrs
Weighted Average Duration (Source: Aladdin)	2.6 Yrs
Qualified Interest Income	82.04%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab 5-10 Year Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab 5-10 Year Corporate Bond ETF
Class Name	Schwab 5-10 Year Corporate Bond ETF
Trading Symbol	SCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 5-10 Year Corporate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 9.42% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index which returned 9.58%. The fund does not seek to track the regulatory index.
■

The last trading day of the year introduced performance reporting variations due to a timing difference between the closing time of prices used to calculate the fund’s NAV relative to the prices used by the Bloomberg US 5-10 Year Corporate Bond Index
●
The difference in process between the fund and the Bloomberg US 5-10 Year Corporate Bond Index caused the fund to experience higher than normal reporting deviations from the Bloomberg US 5-10 Year Corporate Bond Index, and while that deviation reverses on the next business day, reporting period results were impacted
●
Adjusting for the difference in process between the fund and the Bloomberg US 5-10 Year Corporate Bond Index, returns are consistent with expectations
■

Approximately half of the fund’s gains came from coupon income generated by the fund’s holdings with the other half coming from price appreciation

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 10, 2019 - December 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019) 1,2	9.42%	0.77%	2.25%
Bloomberg US Aggregate Bond Index 3	7.30%	-0.36%	0.84%
Bloomberg US 5-10 Year Corporate Bond Index	9.58%	0.86%	2.33%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 10, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 9,809,000,000
Holdings Count | Holding	2,323
Advisory Fees Paid, Amount	$ 2,605,179
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,809
Number of Holdings (excludes derivatives)	2,323
Portfolio Turnover Rate (excludes in-kind transactions)	22%
Advisory Fees Paid by the Fund	$2,605,179
Weighted Average Maturity (Source: Aladdin)	7.3 Yrs
Weighted Average Duration (Source: Aladdin)	6.0 Yrs
Qualified Interest Income	85.18%
Business Interest Deduction (163j)	99.64%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Bond ETF
Class Name	Schwab Municipal Bond ETF
Trading Symbol	SCMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 3.70% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg Municipal Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 4.25%. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index which returned 3.73%. The fund does not seek to track the regulatory index.
Differences between the return of the fund and the return of the ICE AMT-Free Core U.S. National Municipal Index may be
attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

The fund was modestly overweight to securities with intermediate maturities and higher credit ratings (and was correspondingly underweight to securities with longer maturities and lower credit ratings) compared to the ICE AMT-Free Core U.S. National
Municipal Index. This selection of securities largely tracked the broader market and resulted in similar performance to the ICE
AMT-Free Core U.S. National Municipal Index over the reporting period.
■

Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, although to a smaller degree
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (October 12, 2022 - December 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index
(“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab
Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and
its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Municipal Bond ETF (10/12/2022) 1,2	3.70%	4.23%
Bloomberg Municipal Bond Index 3	4.25%	4.61%
ICE AMT-Free Core U.S. National Municipal Index	3.73%	4.28%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index
(“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab
Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and
its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Oct. 12, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 2,766,000,000
Holdings Count | Holding	5,629
Advisory Fees Paid, Amount	$ 517,889
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,766
Number of Holdings	5,629
Portfolio Turnover Rate (excludes in-kind transactions)	17%
Advisory Fees Paid by the Fund	$517,889
Weighted Average Maturity (Source: Aladdin)	7.6 Yrs
Weighted Average Duration (Source: Aladdin)	6.8 Yrs
Tax Exempt Income Distribution	99.98%

Holdings [Text Block]	Portfolio Composition By Security Type % of Investments Portfolio holdings may have changed since the report date.
Schwab Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Schwab Core Bond ETF
Class Name	Schwab Core Bond ETF
Trading Symbol	SCCR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of February 5, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Core Bond ETF	$15 *	0.16% **
*
For the period from 02/05/2025 (commencement of operations) through 12/31/2025. Expenses for a full reporting period would be higher than the figure shown.
**
Annualized.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.16%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the reporting period of February 5, 2025
1
, through December 31, 2025, the fund’s NAV return was 7.14% (for an explanation of
NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index returned 6.47% for the reporting period.
■

Top contributors to relative return:
●
An overweight to taxable municipal bond securities
●
An overweight to mortgage-backed securities
●
An underweight to 25–30-year maturity securities and an overweight to 10-15-year maturity securities
■

Top detractors from relative return:
●
No exposure to commercial mortgage-backed securities and asset-backed securities which generated positive returns
●
Security selection within the credit sector
●
An overweight to corporate bonds in the information technology sector
■

More than half of the fund’s gains came from coupon income generated by the fund’s holdings. Price appreciation also contributed to fund performance, although to a smaller degree.
Portfolio holdings may have changed since the report date.
1
Inception represents the date that the shares began trading in the secondary market.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (February 5, 2025 - December 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (02/05/2025) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	Since Inception*
Fund: Schwab Core Bond ETF (02/05/2025) 1,2	7.14%
Bloomberg US Aggregate Bond Index	6.47%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (02/05/2025) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.

Performance Inception Date	Feb. 05, 2025
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,096,000,000
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 721,766
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,096
Number of Holdings	458
Portfolio Turnover Rate (not annualized)	96%
Advisory Fees Paid by the Fund	$721,766
Weighted Average Maturity (Source: Aladdin)	8.0 Yrs
Weighted Average Duration (Source: Aladdin)	5.8 Yrs
Qualified Interest Income	97.17%
Business Interest Deduction (163j)	98.76%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab Ultra-Short Income ETF
Shareholder Report [Line Items]
Fund Name	Schwab Ultra-Short Income ETF
Class Name	Schwab Ultra-Short Income ETF
Trading Symbol	SCUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Ultra-Short Income ETF	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund’s NAV return was 4.64% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The ICE BofA US 3-Month Treasury Bill Index which returned 4.18%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

For the first eight months of the reporting period, the fund’s duration was relatively short at approximately four months
■

Starting in late August, three-year corporate bonds were added to the portfolio to extend duration to over eight months as Federal
Reserve rate cut expectations increased
■

As of the end of the reporting period, 8.3% of the fund was invested in repurchase agreements secured by collateral other than cash and government securities, such as debt securities and equity securities (alternative collateral). These repurchase agreements benefitted the fund by providing the fund with price stability and higher yield relative to other securities of similar maturities.

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 13, 2024 - December 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/13/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The ICE BofA US 3-Month Treasury
Bill Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Ultra-Short Income ETF (08/13/2024) 1,2	4.64%	4.78%
Bloomberg US Aggregate Bond Index 3	7.30%	4.24%
ICE BofA US 3-Month Treasury Bill Index	4.18%	4.42%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/13/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The ICE BofA US 3-Month Treasury
Bill Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Aug. 13, 2024
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 184,000,000
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 146,233
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$184
Number of Holdings	173
Portfolio Turnover Rate	50%
Advisory Fees Paid by the Fund	$146,233
Weighted Average Maturity (Source: Aladdin)	0.7 Yrs
Weighted Average Duration (Source: Aladdin)	0.6 Yrs
Qualified Interest Income	64.31%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition By Security Type % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Market ETF
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Market ETF
Class Name	Schwab Government Money Market ETF
Trading Symbol	SGVT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of June 12, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market ETF	$16 *	0.28% **
*
For the period from 06/12/2025 (commencement of operations) through 12/31/2025. Expenses for a full reporting period would be higher than the figure shown.
**
Annualized.

Expenses Paid, Amount	$ 16	[3]
Expense Ratio, Percent	0.28%	[2]
Net Assets	$ 457,000,000
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 310,588
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$457
Number of Holdings	199
Advisory Fees Paid by the Fund	$310,588
Weighted Average Maturity	38 Days
30-Day SEC Yield	3.54%
Business Interest Deduction (163j)	100.00%
Qualified Interest Income	97.30%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Because the share price and net asset value (NAV) of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not
expect that the sponsor will provide financial
support to the fund at any time.
Portfolio holdings may have changed since the report date.

[1]	For the period from 02/05/2025 (commencement of operations) through 12/31/2025. Expenses for a full reporting period would be higher than the figure shown.
[2]	Annualized.
[3]	For the period from 06/12/2025 (commencement of operations) through 12/31/2025. Expenses for a full reporting period would be higher than the figure shown.